KRANESHARES TRUST

KraneShares Zacks New China ETF

KraneShares CSI China Internet ETF

KraneShares Bosera MSCI China A Share ETF

KraneShares E Fund China Commercial Paper ETF

KraneShares E Fund China Commercial Paper Hedged ETF

KraneShares FTSE Emerging Markets Plus ETF

(each, a “Fund”)

Supplement dated February 21, 2017 to the currently effective Statement of Additional Information, as each may be supplemented, for each Fund

This supplement provides new and additional information beyond that contained in each currently effective Statement of Additional Information listed above and should be read in conjunction with the Statement of Additional Information.

KPMG LLP has been appointed to serve as the independent registered public accounting firm for each Fund for the fiscal year ending March 31, 2017. For prior fiscal years, PricewaterhouseCoopers LLP served as the independent registered public accounting firm for each Fund.

Effective immediately, the following change applies to each Fund’s Statement of Additional Information:

•	The information under the heading “Independent Registered Public Accounting Firm” in each Fund’s Statement of Additional Information is deleted in its entirety and replaced with the following:

For the fiscal year ending March 31, 2017, the Fund’s independent registered public accounting firm is KPMG LLP, which is located at 1601 Market Street, Philadelphia, Pennsylvania 19103. KPMG LLP provides audit and tax services and other assurance services with respect to filings with the SEC. For prior fiscal years, PricewaterhouseCoopers LLP was the Fund’s independent registered public accounting firm.

The Board of Trustees (the “Board”) of KraneShares Trust (the “Trust”) has appointed James Hoffmayer as the Assistant Treasurer for the Trust.

Effective immediately, the following change applies to each Fund’s Statement of Additional Information:

•	In the “Management of the Trust” section of each Fund’s Statement of Additional information, the last row of the table under the heading “Members of the Board and Officers of the Trust” is deleted in its entirety and replaced with the following:

James Hoffmayer (1973) SEI Investments Company One Freedom Valley Drive Oaks, PA 19456	Assistant Treasurer, No set term; served since 2017	Controller and Chief Financial Officer of SEI Investments Global Funds Services from 2016 to present. Senior Director, Funds Accounting and Fund Administration of SEI Investments Global Funds Services from September 2016 to present. Senior Director of Fund Administration of SEI Investments Global Funds Services from October 2014 to present. Director of Financial Reporting of SEI Investments Global Funds Services from November 2004 to October 2014.	6	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.